Filed Pursuant to Rule 497(e)
1933 Act File No. 333-233312
1940 Act File No. 811-22917

WBI BULLBEAR RISING INCOME 3000 ETF (WBIE)
WBI BULLBEAR VALUE 3000 ETF (WBIF)
WBI BULLBEAR YIELD 3000 ETF (WBIG)
WBI BULLBEAR QUALITY 3000 ETF (WBIL)

November 19, 2019

EXPLANATORY NOTE

On behalf of the WBI BullBear Rising Income 3000 ETF, WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF and WBI BullBear Quality 3000 ETF (the “Funds”), each a series of Absolute Shares Trust (the “Trust”), and pursuant to Rule 497(C) under the attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Prospectus and SAI filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on October 25, 2019; such forms of Prospectus and SAI (Accession Number 0000894189-19-007100) are incorporated by reference into this Rule 497 Document. The purpose of this filing is to submit the 497(c) filing dated October 25, 2019 in XBRL for the WBI BullBear Rising Income 3000 ETF, WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF and WBI BullBear Quality 3000 ETF.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE